Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,202,000
Previously Paid Amount	0.00
Total Fee Amount	1,148.57
Total Offset Amount	0.00
Net Fee	1,148.57
Narrative - Max Aggregate Offering Price	$ 13,202,000
Final Prospectus	true